INCOME TAXES - Income Tax Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance at beginning of the period	$ 18,060	$ 15,451	$ 14,528
Additions based on tax positions related to the current year	3,977	2,781	1,455
Settlements	(4,309)
Additions for tax positions of prior years	2,781	238	235
Additions for tax positions of prior years	(351)	(410)	(767)
Balance at end of the period	$ 20,158	$ 18,060	$ 15,451